UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    February 14, 2006

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $114,634

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3891 50207.00 SH       SOLE                 47607.00           2600.00
American SuperConductor        COM              030111108      395 50158.00 SH       SOLE                 47558.00           2600.00
Amgen, Inc.                    COM              031162100     4055 51421.00 SH       SOLE                 48821.00           2600.00
Amsouth Bancorporation         COM              032165102     2783 106184.00SH       SOLE                100784.00           5400.00
Anadarko Petroleum Corp        COM              032511107     5087 53686.00 SH       SOLE                 50086.00           3600.00
BP p.l.c. ADR                  ADR              055622104     2073 32275.00 SH       SOLE                 30375.00           1900.00
Biomet, Inc.                   COM              090613100     1043 28520.00 SH       SOLE                 27695.00            825.00
Brown & Brown, Inc.            COM              115236101     1054 34500.00 SH       SOLE                 34500.00
Caterpillar, Inc               COM              149123101     5071 87776.00 SH       SOLE                 82176.00           5600.00
Chevron Corp                   COM              166764100     2682 47248.00 SH       SOLE                 44348.00           2900.00
Coca-Cola Company              COM              191216100     1851 45911.00 SH       SOLE                 41111.00           4800.00
Conagra Foods, Inc.            COM              205887102     3167 156167.00SH       SOLE                147767.00           8400.00
Dow Chemical                   COM              260543103     4321 98605.00 SH       SOLE                 94805.00           3800.00
Duke Energy Company            COM              264399106     5001 182196.00SH       SOLE                171096.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1102 25923.00 SH       SOLE                 24523.00           1400.00
Emerson Electric               COM              291011104     4589 61439.00 SH       SOLE                 56939.00           4500.00
Exxon Mobil Corp               COM              30231G102     4372 77832.00 SH       SOLE                 73932.00           3900.00
Flowers Foods Inc              COM              343498101      234  8477.00 SH       SOLE                  8477.00
Fuelcell Energy Inc            COM              35952H106      420 49575.00 SH       SOLE                 49075.00            500.00
Genentech Inc                  COM              368710406     3609 39020.00 SH       SOLE                 35620.00           3400.00
General Electric               COM              369604103     4260 121543.00SH       SOLE                115543.00           6000.00
Honeywell, Inc                 COM              438516106     2333 62638.00 SH       SOLE                 59238.00           3400.00
IDACORP, Inc.                  COM              451107106     1949 66515.00 SH       SOLE                 64015.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      678 16792.00 SH       SOLE                 16592.00            200.00
Intel Corp                     COM              458140100     3686 147677.00SH       SOLE                139477.00           8200.00
International Rectifier        COM              460254105     1777 55705.00 SH       SOLE                 51705.00           4000.00
Johnson & Johnson              COM              478160104     4902 81572.00 SH       SOLE                 78072.00           3500.00
Kellogg Co                     COM              487836108     1224 28310.00 SH       SOLE                 28310.00
Lilly, Eli & Co                COM              532457108     1578 27879.00 SH       SOLE                 26679.00           1200.00
Medtronic, Inc.                COM              585055106     1290 22410.00 SH       SOLE                 21110.00           1300.00
Merck & Co., Inc               COM              589331107     1737 54600.00 SH       SOLE                 51300.00           3300.00
Merrill Lynch & Co.            COM              590188108      226  3335.00 SH       SOLE                  3335.00
Microsoft Corp                 COM              594918104      427 16310.00 SH       SOLE                 16310.00
Pfizer, Inc                    COM              717081103     2538 108828.00SH       SOLE                103253.00           5575.00
Proctor & Gamble               COM              742718109     1786 30853.00 SH       SOLE                 29253.00           1600.00
Progress Energy Inc            COM              743263105     3630 82658.00 SH       SOLE                 78958.00           3700.00
Royal Dutch Shell PLC 'A' ADR  ADR              780259206      267  4345.00 SH       SOLE                  4345.00
Southern Co                    COM              842587107     5098 147650.00SH       SOLE                141250.00           6400.00
SunTrust Banks, Inc.           COM              867914103     5760 79168.00 SH       SOLE                 75268.00           3900.00
Texas Instruments              COM              882508104     2572 80199.00 SH       SOLE                 75299.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      403 19350.00 SH       SOLE                 19350.00
Verizon Communications         COM              92343V104     3757 124728.00SH       SOLE                117628.00           7100.00
Wal-Mart Stores, Inc.          COM              931142103      311  6636.00 SH       SOLE                  6636.00
Wells Fargo                    COM              949746101     5647 89877.00 SH       SOLE                 85877.00           4000.00